Notes payable represent promissory notes (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes and Promissory Notes [Line Items]
Notes Payable	$ 389,066	$ 258,209	$ 0
Officer and Shareholder
Notes and Promissory Notes [Line Items]
Notes Payable	316,042	165,738
President and Ceo | Secured By Asset [Member]
Notes and Promissory Notes [Line Items]
Notes Payable	35,361	46,737
Officer
Notes and Promissory Notes [Line Items]
Notes Payable	$ 37,663	$ 45,734